Income taxes (Foreign rate differential by tax jurisdiction) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 1,158,620	$ 1,418,353	$ 1,433,480
Local statutory tax rate	12.50%	12.50%	12.50%
Tax variance as a result of global activities	$ (803)	$ (13,503)	$ (5,611)
Permanent differences	(7,687)	(182,481)	(233,084)
Income from continuing operations before income tax	1,150,933	1,235,872	1,200,396
Ireland
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 1,163,574	$ 1,212,029	$ 1,151,387
Local statutory tax rate	12.50%	12.50%	12.50%
Variance to Irish statutory tax rate of 12.5%	0.00%	0.00%	0.00%
Tax variance as a result of global activities	$ 0	$ 0	$ 0
United States
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ (85)	$ 72,390	$ 44,238
Local statutory tax rate	22.00%	35.70%	36.30%
Variance to Irish statutory tax rate of 12.5%	9.50%	23.20%	23.80%
Tax variance as a result of global activities	$ (8)	$ 16,744	$ 10,529
The Netherlands
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ 6,108	$ (61,086)	$ 37,580
Local statutory tax rate	25.00%	25.00%	25.00%
Variance to Irish statutory tax rate of 12.5%	12.50%	12.50%	12.50%
Tax variance as a result of global activities	$ 764	$ (7,636)	$ 4,698
Isle of Man
Income Tax Disclosure [Line Items]
Pre-tax income (loss)		$ 185,882	$ 181,286
Local statutory tax rate		0.00%	0.00%
Variance to Irish statutory tax rate of 12.5%		(12.50%)	(12.50%)
Tax variance as a result of global activities		$ (23,235)	$ (22,661)
Other
Income Tax Disclosure [Line Items]
Pre-tax income (loss)	$ (10,977)	$ 9,138	$ 18,989
Local statutory tax rate	26.70%	19.30%	22.10%
Variance to Irish statutory tax rate of 12.5%	14.20%	6.80%	9.60%
Tax variance as a result of global activities	$ (1,559)	$ 624	$ 1,823